Annual Total Returns- Vanguard Developed Markets Index Fund (Admiral) [BarChart] - Admiral - Vanguard Developed Markets Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.51%)	18.56%	22.06%	(5.66%)	(0.18%)	2.45%	26.40%	(14.46%)	22.05%	10.26%